LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES	12 Months Ended
Dec. 31, 2013
LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES [Abstract]
LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES
NOTE 10:-	LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES

a.	Classified by linkage terms and interest rates, the total amount of the loans is as follows:

	Weighted interest rate as of December 31, 2013	December 31,
Loan currency	%	2013	2012

NIS	3.88 (Prime minus 0.5 up to Prime plus 1.5)	$1,279	$1,612

Less - current maturities		498	424

		$781	$1,188

Bank HaPoalim loan amounted to $ 1,202 and $ 1,521 as of December 31, 2013 and 2012, respectively.

The repayment of the Company's loan to Bank HaPoalim is not secured, except by long term bank deposits in the amount of $ 471. As of December 31, 2013, Bank HaPoalim's loan agreements contained various financial covenants, which required that the Company's Israeli subsidiaries maintain certain financial ratios and level of profitability.

As of December 31, 2013, the Company was not in compliance with certain financial covenants, however was still covered by the waiver received by Bank HaPoalim valid through the earlier of May 1, 2014 or the Company's filing of its 2013 financial statements. On February 2, 2014 Bank HaPoalim agreed to cancel of all the covenants for 2014 and future years, for an administrative fee of approximately $5.

b.	The Company loans mature in the following years subsequent to the balance sheet dates:

2014 (Current maturities)	$498
2015	431
2016	350

$1,279